Property and Equipment	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Property and Equipment

3. Property and Equipment

At December 31, 2020 and 2019, property and equipment consisted of the following:

	December 31,
	2020	2019

Machinery and equipment	$985,862	$1,054,696
Furniture and fixtures	1,850	1,850
Leasehold improvements	228,875	109,499
Software and website development	113,120	101,320
Computer hardware and software	49,967	49,967
Boat molds	126,000	126,000
New model development	146,232	56,462
	1,651,906	1,499,794
Less accumulated depreciation and amortization	(286,877)	(173,816)
	$1,365,029	$1,325,978

Depreciation and amortization expense of property and equipment for the years ended December 31, 2020 and 2019 is $155,728 and $115,056, respectively.